UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $276,657 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    28381   462305 SH       SOLE                   462305
ARCHER DANIELS MIDLAND CO      COM              039483102    16251   350000 SH       SOLE                   350000
BE AEROSPACE INC               COM              073302101    18209   344210 SH       SOLE                   344210
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    21127   349560 SH       SOLE                   349560
DANAHER CORP DEL               COM              235851102    11669   133000 SH       SOLE                   133000
DEERE & CO                     COM              244199105    15390   165274 SH       SOLE                   165274
DST SYS INC DEL                COM              233326107    27851   337383 SH       SOLE                   337383
ELECTRONIC ARTS INC            COM              285512109    15771   270000 SH       SOLE                   270000
FPL GROUP INC                  COM              302571104    15809   233242 SH       SOLE                   233242
GOOGLE INC                     CL A             38259P508    24135    34903 SH       SOLE                    34903
IHS INC                        CL A             451734107    15825   261311 SH       SOLE                   261311
MASTERCARD INC                 CL A             57636Q104    14634    68000 SH       SOLE                    68000
MICROSOFT CORP                 COM              594918104    13168   370000 SH       SOLE                   370000
MONSANTO CO NEW                COM              61166W101    12398   111000 SH       SOLE                   111000
POTASH CORP SASK INC           COM              73755L107     9782    67950 SH       SOLE                    67950
QUALCOMM INC                   COM              747525103    10386   264397 SH       SOLE                   264397
UNITED TECHNOLOGIES CORP       COM              913017109     5871    76700 SH       SOLE                    76700